Capital Stock (Schedule of Common Stock) (Details)							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Shares Issued [Member]	Dec. 31, 2011 Shares Issued [Member]	Dec. 31, 2010 Shares Issued [Member]	Dec. 31, 2009 Shares Issued [Member]	Dec. 31, 2012 Shares Repurchased [Member]	Dec. 31, 2011 Shares Repurchased [Member]	Dec. 31, 2010 Shares Repurchased [Member]	Dec. 31, 2012 Shares Outstanding [Member]	Dec. 31, 2011 Shares Outstanding [Member]	Dec. 31, 2010 Shares Outstanding [Member]
Capital Stock [Roll Forward]
Shares issued, beginning of period	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Shares repurchased, beginning of period	(455,703,347)	(383,407,665)					(383,407,665)	(307,532,841)	(222,151,828)
Shares outstanding, beginning of period										1,725,908,666	1,801,783,490	1,887,164,503
Repurchase of shares							(74,897,499)	(80,514,257)	(97,053,310)	(74,897,499)	(80,514,257)	(97,053,310)
Exercise of stock options and issuance of other stock awards							2,601,817	4,639,433	11,672,297	2,601,817	4,639,433	11,672,297
Shares issued, end of period	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331	2,109,316,331
Shares repurchased, end of period	(455,703,347)	(383,407,665)					(455,703,347)	(383,407,665)	(307,532,841)
Shares outstanding, end of period										1,653,612,984	1,725,908,666	1,801,783,490